Stock Incentive Plans (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 04, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2021	Sep. 30, 2018	Sep. 30, 2014
Stock Incentive Plans [Line Items]
Stock compensation expense (in Dollars)		$ 50,000	$ 62,670
Unrecognized expense (in Dollars)		$ 135,863
Weighted average period		2 years 5 months 26 days
Unrecognized expense (in Dollars)				$ 161,000
Weighted average period				1 year 8 months 12 days
Common Stock [Member]
Stock Incentive Plans [Line Items]
Fair market value per share percentage	85.00%
2014 Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved								1,250,000
2018 Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved						12,492,910	4,900,000
Two Thousand and Twenty Four Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved	4,460,437			213,000
Aggregate number of shares outstanding percentage	10.00%
Shares available for grant		1,259,370
Employee Stock Purchase Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved	1,070,603
Aggregate number of shares outstanding percentage	3.00%
General and Administrative Expense [Member]
Stock Incentive Plans [Line Items]
Stock compensation expense (in Dollars)				$ 5.5	$ 0.5
Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)		$ 1.64		$ 1.04	$ 0.55
Stock Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock Incentive Plans [Line Items]
Vesting percentage		25.00%		25.00%
RSUs [Member]
Stock Incentive Plans [Line Items]
Stock compensation expense (in Dollars)				$ 1,250,000
Maximum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)				$ 0.46
Maximum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)		$ 1.16
Minimum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)				$ 1.49
Minimum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)			$ 0.55